UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: June 30, 2009

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 July 23, 2009

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 39

FORM 13F INFORMATION TABLE VALUE TOTAL: $199,070,572.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

ADVANCED MICRO DEVICES         NOTE 5.75% 8/12  007903AN7       5535000.         9000           S                None
ALLIANT TECHSYSTEMS INC        NOTE 2.75% 2/24  018804AH7       4285000.         4000           S                None
ANIXTER INTERNATIONAL INC      NOTE 1.00% 2/13  035290AJ4       2883125.         3500           S                None
APOGENT TECHNOLOGIES INC       NOTE 0.07% 12/33 03760AAK7      19425000.        14000           S                None
CALLAWAY GOLF CO               COM              131193104        583050.       115000           S              115000
CENTRAL EUROPEAN DISTRICT      NOTE 3.0%  3/13  153435AA0       4087500.         6000           S                None
CHARLES RIVER LABS             NOTE 2.25% 6/13  159864AB3       2271875.         2500           S                None
CHARMING SHOPPES INC           NOTE 1.125%5/14  161133AE3       2931250.         5000           S                None
CHESAPEAKE ENERGY              NOTE 2.5%  5/37  165167BZ9       2595110.         3668           S                None
COVANTA HOLDING CORP           NOTE 1.0%  2/27  22282EAA0       2602500.         3000           S                None
CUBIST PHARMACEUTICALS         NOTE 2.25% 6/13  229678AC1       5077500.         6000           S                None
EARTHLINK INC                  NOTE 3.25% 11/26 270321AA0       5056965.         5076           S                None
ENDO PHARM SUB                 NOTE 1.75% 4/15  29264FAA4       3938375.         4900           S                None
EV ENERGY PARTNERS LP          COM              26926V107        283050.        15000           S               15000
HERTZ GLOBAL HOLDINGS          NOTE 5.25% 6/14  42805TAA3       8050000.         7000           S                None
INFORMATICA CORP               NOTE 3.00% 3/26  45666QAB8       5218750.         5000           S                None
INTERNATIONAL COAL GROUP       NOTE 9.0%  8/12  45928HAD8       4150000.         5000           S                None
KINDER MORGAN ENERGY PARTNERS  COM              494550106        766800.        15000           S               15000
L-3 COMMUNICATIONS             NOTE 3.0%  8/35  502413AW7       3828659.         3983           S                None
MAXTOR CORP                    NOTE 2.375%8/12  577729AE6       3425000.         4000           S                None
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6       2950000.         5000           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       1906250.         5000           S                None
OLD REP INTL CORP              NOTE 8.0%  5/12  680223AF1       7640625.         7500           S                None
OSI PHARMACEUTICALS            NOTE 3.00% 1/38  671040AH6       5538750.         7000           S                None
POWERWAVE TECHNOLOGY           NOTE 3.875%10/27 739363AF6       1387500.         3000           S                None
QWEST COMMUNICATIONS           NOTE 3.50% 11/25 749121BY4      10835000.        11000           S                None
RITE AID CORP                  NOTE 8.5%  5/15  767754BU7       8717625.        11070           S                None
SCHEIN HENRY INC               NOTE 3.00% 8/34  806407AB8       4490000.         4000           S                None
SEACOR HOLDINGS                NOTE 2.875%12/24 811904AJ0      10762500.        10000           S                None
SESI LLC                       NOTE 1.50% 12/26 78412FAH7       1660000.         2000           S                None
ST MARY LAND & EXPLORATION     NOTE 3.5%  4/27  792228AD0       7980000.         9500           S                None
SYBASE INC                     NOTE 1.75% 2/25  871130AB6       8977500.         7000           S                None
TIME WARNER TELECOM INC        NOTE 2.375%4/26  887319AC5       4181250.         5000           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       7093750.         5000           S                None
VAN KAMPEN AMERICAN CAP        COM              920961109       1920000.       600000           S              600000
VIROPHARMA INC                 NOTE 2.0%  3/17  928241AH1       1627500.         3000           S                None
WATSON PHARMACEUTICALS         NOTE 1.75% 3/23  942683AC7       5917500.         6000           S                None
WESTCO INTL INC                NOTE 2.625%10/25 95082PAE5       7040625.         7500           S                None
wYNDHAM WORLDWIDE CORP         NOTE 3.5%  5/12  98310WAC2      11449688.        10350           S                None



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